Note 9 - Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 47-0914596 001 [Member]
Notes to Financial Statements
EBP, Subsequent Event [Text Block]

Note 9. Subsequent Events

There are two types of subsequent events: (1) recognized events, which are events that provide additional evidence about conditions that existed at the date of the financial statements, including the estimates inherent in the process of preparing the financial statements, and (2) non-recognized events, which are events that provide evidence about conditions that did not exist at the date of the financial statements but arose after that date. The Plan has evaluated subsequent events through June 18, 2026, the date the financial statements were issued.  The Plan did not identify any recognized or non-recognized subsequent events that would have required adjustment to or disclosure in the Plan financial statements.